Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities at fair value through profit or loss | Derivatives contract, net
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ (4)	$ (31)
Financial liabilities, at fair value	(4)	(31)
Financial liabilities at amortized cost | Total long-term debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1,576)	(1,566)
Financial liabilities, at fair value	(1,626)	(1,612)
Financial Liabilities At Fair Value Through Other Comprehensive Income, Category [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(33)	(8)
Financial liabilities, at fair value	(33)	(8)
Financial assets at fair value through profit or loss | Derivatives contract, net
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	27	10
Financial assets, at fair value	27	10
Financial assets available for sale | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1	2
Financial assets, at fair value	1	2
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4	2
Financial assets, at fair value	$ 4	$ 2